Company Overview (Details Narrative)														3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Aug. 03, 2021 USD ($) $ / shares shares	Aug. 03, 2021 USD ($) $ / shares shares	Aug. 03, 2021 CAD ($) shares	Jun. 30, 2021 $ / shares shares	Jun. 24, 2021 USD ($) $ / shares	Jun. 24, 2021 CAD ($)	Apr. 27, 2021 CAD ($) shares	Apr. 19, 2021 shares	Mar. 31, 2021 shares	Mar. 31, 2021 shares	Mar. 30, 2021 shares	Feb. 08, 2021 shares	Nov. 08, 2018 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2020 USD ($) $ / shares shares	Apr. 15, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 03, 2021 CAD ($)	Jun. 24, 2021 CAD ($)	Apr. 27, 2021 $ / shares	Apr. 27, 2021 CAD ($)	May 27, 2020 $ / shares	Mar. 31, 2020 shares	Dec. 31, 2018 USD ($) shares
Par value of exchanged shares | $ / shares				$ 0.0001	$ 2.30									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares Issued, Price Per Share | $ / shares																								$ 2.30
Common stock issued for service, shares				10,465				12,500	10,465
Warrants issued to investors				1,286,500										1,286,500				1,286,500
Total capital contribution | $																		$ 2,573,000	$ 10,000	$ 10,000	$ 22,000
Payments to acquire businesses net of cash acquired | $																		$ 790,593			260,667
Business acquisitions, year of acquisition, description							If, within 24 months of the closing, TOBC has cumulative revenue of at least CAD$
Debt instrument, principal amount | $																							$ 200,000		$ 200,000
Common stock issued for cash, shares							987,741			5,000	10,465	25,000					83,721
Common stock issued for cash							$ 2,800,000							$ 2,573,000		$ 10,000				$ 10,000	$ 32,000
Subsequent Event [Member]
Shares Issued, Price Per Share | $ / shares	$ 2.30	$ 2.30
Common stock issued for service, shares	5,000
Common stock issued held in escrow, shares		344,957	344,957
Series A Preferred Stock [Member]
Shares outstanding									1,413	1,413					1,413	1,413			1,413	1,413	1,413						1,413	1,413
Common stock issued for cash | $
Private Placement [Member]
Shares Issued, Price Per Share | $ / shares																					$ 2.00					$ 2.00
Stock Purchase Agreement [Member]
Payments to acquire businesses net of cash acquired					$ 5,000,000	$ 5,000,000	4,000,000
Taste of BC Aquafarms Inc [Member]
Payments to acquire businesses net of cash acquired | $						$ 1,000,000	$ 1,000,000
Taste of BC Aquafarms Inc [Member] | Subsequent Event [Member]
Payments to acquire businesses net of cash acquired		$ 1,000,000	$ 1,000,000
Taste of BC Aquafarms Inc [Member] | Subsequent Event [Member] | Minimum [Member]
Cumulative Earnings (Deficit)	$ 1,300,000	1,300,000																				$ 1,300,000
Taste of BC Aquafarms Inc [Member] | Subsequent Event [Member] | Maximum [Member]
Cumulative Earnings (Deficit)	$ 1,300,000	$ 1,300,000																				$ 1,300,000
Common Stock [Member]
Shares outstanding				23,119,041					19,633,161	19,633,161				23,119,041	19,633,161	18,642,388		23,119,041	18,642,388	19,580,721	17,589,705						17,603,835	16,023,164
Common stock issued for service, shares														37,965	40,465					115,814	198,521
Common stock issued for cash, shares														1,286,500		5,000				5,000	16,000
Common stock issued for cash | $														$ 129		$ 1					$ 2
Common Stock [Member] | Agreement and Plan of Merger and Reorganization [Member]
Common stock received on transaction																					750,000
Common stock issued for service, shares																					265,000
Common Stock [Member] | Agreement and Plan of Merger and Reorganization [Member]
Additional paid in capital | $																					$ 530,001
Shareholder [Member] | John Keeler Co., Inc. [Member]
Shares issued to new shareholder													15,000,000
Prior Investors [Member] | Series A Preferred Stock [Member]
Warrants fair value | $																					$ 688,000							$ 81,353
Christopher Constable [Member]
Number of stock options granted													3,120,000
John Keeler Co., Inc. [Member] | Private Placement [Member]
Warrants issued to investors													181,250
Total capital contribution | $													$ 725,000
John Keeler Co., Inc. [Member] | Private Placement [Member] | Series A Preferred Stock [Member]
Shares issued to investors													725
John Keeler Co., Inc. [Member] | Shareholder [Member]
Shares exchanged by the shareholder													500
Par value of exchanged shares | $ / shares													$ 1.00
Shares Issued, Price Per Share | $ / shares													$ 0.0001
Shares outstanding													16,015,000
Converted to equity transaction | $													$ 2,400
John Keeler Co., Inc. [Member] | Prior Investors [Member]
Warrants issued to investors													172,000
John Keeler Co., Inc. [Member] | Prior Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors													688
John Keeler Co., Inc. [Member] | Christopher Constable [Member]
Number of stock options granted													3,120,000
John Keeler Co., Inc. [Member] | Carlos Faria [Member]
Options to purchase stock													104